United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                            of Registered Management
                              Investment Companies




                                      811-1

                      (Investment Company Act File Number)


                       Federated Stock and Bond Fund, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments





FEDERATED STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

        Principal
        Amount or
          Shares                                                                          Value

                                  STOCKS--52.0%
                              COMMON STOCKS--52.0%
                             Consumer Discretionary--3.3%
          29,750             CBS Corp. - Class B                                 $       727,685
          91,650             McDonald's Corp.                                           3,199,501
          33,400             Nike, Inc., Class B                                        2,898,452
          53,600             Target Corp.                                               2,915,840
          15,400             Wendy's International, Inc.                                 891,660
                                 TOTAL                                                  10,633,138
                             Consumer Staples--3.7%
          49,200             Altria Group, Inc.                                         3,537,480
          57,500             Diageo PLC, ADR                                            3,547,750
          33,900             PepsiCo, Inc.                                              2,003,829
          33,903             Procter & Gamble Co.                                       2,031,806
          34,500       (1)   Smithfield Foods, Inc.                                      911,835
                                 TOTAL                                                  12,032,700
                                  Energy--7.6%
          31,900             Apache Corp.                                               2,134,748
          31,400       (1)   Cooper Cameron Corp.                                       1,271,700
          25,800             Devon Energy Corp.                                         1,512,654
          90,900             Exxon Mobil Corp.                                          5,396,733
          56,900             GlobalSantaFe Corp.                                        3,148,846
          63,600       (1)   Transocean Sedco Forex, Inc.                               4,717,848
          84,600       (1)   Weatherford International, Inc.                            3,647,952
          68,300             XTO Energy, Inc.                                           2,861,087
                                 TOTAL                                                  24,691,568
                                Financials--7.4%
          48,600             Ace, Ltd.                                                  2,708,478
          68,100             Allstate Corp.                                             3,730,518
          67,900             American International Group, Inc.                         4,505,844
          1,000              Arcadia Financial Ltd. - Warrants                              0
          37,700             Citigroup, Inc.                                            1,748,149
          37,000             J.P. Morgan Chase & Co.                                    1,522,180
          68,800             Merrill Lynch & Co., Inc.                                  5,312,048
          75,100             Morgan Stanley                                             4,480,466
                                 TOTAL                                                  24,007,683
                               Health Care--10.5%
          45,300             Abbott Laboratories                                        2,001,354
          24,600       (1)   Amgen, Inc.                                                1,857,054
          34,300             AstraZeneca Group PLC, ADR                                 1,586,375
          44,600       (1)   Cephalon, Inc.                                             3,544,808
          70,500       (1)   Forest Laboratories, Inc., Class A                         3,235,950
          36,125             Johnson & Johnson                                          2,082,606
          31,800             McKesson HBOC, Inc.                                        1,721,334
          47,700       (1)   Medimmune, Inc.                                            1,740,573
          31,200             Medtronic, Inc.                                            1,683,240
          60,400             Novartis AG, ADR                                           3,216,300
         191,000             Pfizer, Inc.                                               5,002,290
          47,700             Shire PLC, ADR                                             2,269,566
          81,800             Wyeth                                                      4,073,640
                                 TOTAL                                                  34,015,090
                                Industrials--5.4%
          43,700             Deere & Co.                                                3,332,999
          74,500       (1)   Foster Wheeler Ltd.                                        3,576,000
          60,200             Northrop Grumman Corp.                                     3,858,820
          37,800             United Parcel Service, Inc.                                2,824,038
          68,000             United Technologies Corp.                                  3,978,000
                                 TOTAL                                                  17,569,857
                             Information Technology--7.7%
         123,400             Applied Materials, Inc.                                    2,263,156
         149,100       (1)   Cisco Systems, Inc.                                        3,017,784
         307,400       (1)   EMC Corp. Mass                                             4,309,748
         141,500             Intel Corp.                                                2,914,900
          32,800             International Business Machines Corp.                      2,631,872
          27,800             Linear Technology Corp.                                    1,024,708
         122,700             Microsoft Corp.                                            3,300,630
         226,500       (1)   Oracle Corp.                                               2,813,130
         165,700       (1)   Xerox Corp.                                                2,468,930
                                 TOTAL                                                  24,744,858
                                 Materials--2.5%
         134,800             Alcoa, Inc.                                                3,952,336
          36,500             PPG Industries, Inc.                                       2,212,995
          36,900             United States Steel Corp.                                  2,011,050
                                 TOTAL                                                  8,176,381
                             Telecommunication Services--2.6%
         164,500             AT&T, Inc.                                                 4,538,555
         124,900             BellSouth Corp.                                            3,944,342
                                 TOTAL                                                  8,482,897
                                 Utilities--1.3%
          38,500             Consolidated Edison Co.                                    1,765,995
          46,500             FirstEnergy Corp.                                          2,375,220
                                 TOTAL                                                  4,141,215
                                 TOTAL COMMON STOCKS (IDENTIFIED COST
                                 $142,186,208)                                         168,495,387

                             ASSET-BACKED SECURITIES--0.1%
  $      128,864       (2)   125 Home Loan Owner Trust 1998-1A B1, 9.26%,
                             02/15/2029                                                  128,864
         200,000             Chase Funding Mortgage Loan Asset-Backed
                             Certificates 2003-6 1A3, 3.34%, 5/25/2026                   196,281
          56,686             Residential Asset Mortgage Pro 2003RS11 AIIB,
                             12/25/2033                                                   56,704
                                 TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                                 $384,027)                                               381,849

                             COLLATERALIZED MORTGAGE OBLIGATIONS--1.1% 550,000
                             CS First Boston Mortgage Securities Corp. 2005-C6
                             A2FX, 5.207%, 12/15/2040                                    549,392
          10,961             Federal Home Loan Mortgage Corp. REMIC 1610 PM,
                             6.250%, 4/15/2022                                            10,990
         738,955             Federal National Mortgage Association REMIC
                             2002-52 FG, 5.080%, 9/25/2032                               744,180
         655,855             Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%,
                             9/13/2045                                                   628,852
          12,288       (2)   SMFC Trust Asset-Backed Certificates, 1997-A B1-4,
                             1/28/2027                                                    9,708
         232,560             Washington Mutual 2003-AR4 A6, 3.423%, 5/25/2033            226,365
        1,000,000            Washington Mutual, Inc., 2003-AR5, A6, 3.695%,
                             6/25/2033                                                   972,329
         362,947             Wells Fargo Mortgage Backed Se 2003-18 Series
                             2003-18, Class A1, 5.5%, 12/25/2033                         356,329
                                 TOTAL COLLATERALIZED MORTGAGE
                                   OBLIGATIONS
                                 (IDENTIFIED COST $3,551,929)                           3,498,145

                              CORPORATE BONDS--9.5%
                             Basic Industry - Chemicals--0.0%
          80,000             Albemarle Corp., Sr. Note, 5.1%, 2/1/2015                    76,705
                             Basic Industry - Metals & Mining--0.3%
          80,000             Alcan, Inc., 5%, 6/1/2015                                    77,234
         110,000             BHP Finance (USA), Inc., 5%, 12/15/2010                     109,654
         315,000       (2)   Codelco, Inc., Bond, 5.625%, 9/21/2035                      308,572
         100,000             Inco Ltd., 5.7%, 10/15/2015                                  98,721
         120,000             Newmont Mining Corp., 5.875%, 4/1/2035                      117,963
         100,000             Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                   102,652
                                 TOTAL                                                   814,796
                             Basic Industry - Paper--0.2%
          70,000             International Paper Co., 5.5%, 1/15/2014                     68,544
         200,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                  222,354
         150,000             Pope & Talbot, Inc., 8.375%, 6/1/2013                       105,000
         275,000             Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                   308,720
                                 TOTAL                                                   704,618
                             Capital Goods - Aerospace & Defense--0.2%
         110,000       (2)   BAE Systems Holdings, Inc., 5.2%, 8/15/2015                 106,482
         400,000             Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                402,886
                                 TOTAL                                                   509,368
                             Capital Goods - Building Materials--0.0%
          50,000             Masco Corp., 4.8%, 6/15/2015                                 46,278
                             Capital Goods - Diversified Manufacturing--0.4%
          70,000             Eaton Corp., Deb., 8.9%, 8/15/2006                           71,195
         100,000             Emerson Electric Co., Note, 5%, 10/15/2008                   99,695
         250,000             General Electric Co., Note, 5%, 2/1/2013                    247,922
         140,000       (2)   Hutchison Whampoa Ltd., 6.5%, 2/13/2013                     147,127
         250,000             Kennametal, Inc., 7.2%, 6/15/2012                           269,783
         250,000       (2)   Tyco International Group, 4.436%, 6/15/2007                 247,513
          80,000             Tyco International Group, Company Guarantee,
                             6.375%, 10/15/2011                                           83,097
         250,000             Tyco International Group, Note, 5.8%, 8/1/2006              250,612
                                 TOTAL                                                  1,416,944
                             Communications - Media & Cable--0.4%
          75,000             AT&T Broadband, Company Guarantee, 8.375%,
                             3/15/2013                                                    86,151
         100,000             Comcast Corp., 7.05%, 3/15/2033                             108,034
         200,000             Continental Cablevision, Sr. Note, 8.3%, 5/15/2006          201,230
         750,000             Cox Communications, Inc., 7.75%, 8/15/2006                  757,319
         110,000             Cox Communications, Inc., Unsecd. Note, 4.625%,
                             1/15/2010                                                   106,054
                                 TOTAL                                                  1,258,788
                             Communications - Media Noncable--0.4%
         500,000             British Sky Broadcasting Group PLC, Note, 6.875%,
                             2/23/2009                                                   518,846
         250,000             Clear Channel Communicat, 3.125%, 2/1/2007                  244,831
         100,000             Reed Elsevier, Inc., 4.625%, 6/15/2012                       95,622
         300,000             Univision Communications,, Sr. Note, 3.5%,
                             10/15/2007                                                  290,546
                                 TOTAL                                                  1,149,845
                             Communications - Telecom Internet--0.0%
          50,000             Insight Midwest LP, Sr. Note, 9.75%, 10/1/2009               51,750
                             Communications - Telecom Wireless--0.3%
         250,000             AT&T Wireless Services, Sr. Note, 7.35%, 3/1/2006           250,053
          75,000             AT&T Wireless Services, Inc., Sr. Note, 7.875%,
                             3/1/2011                                                     83,271
          90,000             America Movil SA de CV, Note, 5.75%, 1/15/2015               90,162
         500,000             Sprint Capital Corp., Company Guarantee, 6.125%,
                             11/15/2008                                                  510,898
          75,000             Sprint Capital Corp., Note, 8.375%, 3/15/2012                86,470
                                 TOTAL                                                  1,020,854
                             Communications - Telecom Wirelines--0.3%
         150,000             Citizens Communications , 9%, 8/15/2031                     160,125
         100,000             Deutsche Telekom Interna, 5.25%, 7/22/2013                   98,189
         100,000             GTE Corp, Deb., 7.51%, 4/1/2009                             105,779
         200,000             Telefonos de Mexico, Note, 4.5%, 11/19/2008                 195,630
         400,000             Verizon Global Funding, 7.75%, 6/15/2032                    469,233
                                 TOTAL                                                  1,028,956
                             Consumer Cyclical - Automotive--0.4%
         350,000             DaimlerChrysler North Am, Unsecd. Note, 4.05%,
                             6/4/2008                                                    339,217
         285,000             DaimlerChrysler North America Holding Corp., 6.5%,
                             11/15/2013                                                  294,672
         250,000             Ford Motor Credit Co., Note, 6.5%, 1/25/2007                247,005
         250,000             Ford Motor Credit Co., Note, 7.375%, 10/28/2009             231,109
          60,000             Ford Motor Credit Co., Unsecd. Note, 7.375%,
                             2/1/2011                                                     54,162
         110,000             General Motors Acceptance, 8%, 11/1/2031                    100,714
          25,000             General Motors Acceptance, Note, 5.125%, 5/9/2008            22,886
                                 TOTAL                                                  1,289,765
                             Consumer Cyclical - Entertainment--0.1%
         300,000             Carnival Corp., 3.75%, 11/15/2007                           293,223
          20,000             International Speedway C, 4.2%, 4/15/2009                    19,338
          80,000             International Speedway C, 5.4%, 4/15/2014                    80,021
                                 TOTAL                                                   392,582
                             Consumer Cyclical - Retailers--0.3%
         500,000             CVS Corp., 5.625%, 3/15/2006                                500,178
         237,756       (2)   CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027               229,902
          70,000             Wal-Mart Stores, Inc., 7.55%, 2/15/2030                      88,799
         250,000             Wal-Mart Stores, Inc., Unsecd. Note, 3.375%,
                             10/1/2008                                                   240,206
                                 TOTAL                                                  1,059,085
                             Consumer Non-Cyclical Food/Beverage--0.2%
          75,000             Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006              73,828
         500,000             Kraft Foods, Inc., Note, 4.625%, 11/1/2006                  498,445
                                 TOTAL                                                   572,273
                             Consumer Non-Cyclical Health Care--0.0%
          60,000             Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010           58,445
          90,000       (2)   Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015               89,846
          5,000              UnitedHealth Group, Inc., 5.25%, 3/15/2011                   5,021
          5,000              UnitedHealth Group, Inc., 5.8%, 3/15/2036                    5,021
                                 TOTAL                                                   158,333
                             Consumer Non-Cyclical Pharmaceuticals--0.2%
         100,000             Genentech, Inc., Note, 4.75%, 7/15/2015                      96,754
         100,000             Pharmacia Corp., Sr. Deb., 6.5%, 12/1/2018                  110,752
         400,000             Wyeth, Unsecd. Note, 5.5%, 2/1/2014                         403,469
                                 TOTAL                                                   610,975
                             Consumer Non-Cyclical Supermarkets--0.0%
          80,000             Fred Meyer Inc., Company Guarantee, 7.45%, 3/1/2008          83,115
                             Consumer Non-Cyclical Tobacco--0.0%
          65,000             Altria Group, Inc., 5.625%, 11/4/2008                        65,442
                             Energy - Independent--0.1%
         120,000             Canadian Natural Resources, 4.9%, 12/1/2014                 116,482
          25,000       (2)   Pemex Project Funding Ma, 5.75%, 12/15/2015                  25,063
         141,550       (2)   Ras Laffan Liquified Nat, 3.437%, 9/15/2009                 135,624
                                 TOTAL                                                   277,169
                             Energy - Integrated--0.3%
         250,000             Conoco, Inc., 5.45%, 10/15/2006                             250,660
          60,000             Conoco, Inc., Sr. Note, 6.95%, 4/15/2029                     71,792
         500,000             Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028          533,282
          35,000             Petro-Canada, Deb., 7%, 11/15/2028                           40,048
         100,000       (2)   Statoil ASA, 5.125%, 4/30/2014                               99,883
                                 TOTAL                                                   995,665
                             Energy - Oil Field Services--0.0%
          50,000             Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019              58,522
                             Financial Institution - Banking--1.4%
         100,000             Bank of America Corp., Sub. Note, 7.4%, 1/15/2011           109,189
        20,000,000           Bayerische Landesbank, Sr. Unsub., Series EMTN,
                             1%, 9/20/2010                                               172,545
       105,000,000           Bk Nederlandse Gemeenten, Sr. Unsub., .8%,
                             9/22/2008                                                   911,352
          80,000             Citigroup, Inc., Note, 5.125%, 5/5/2014                      79,748
         300,000             Corp Andina De Fomento, Bond, 7.375%, 1/18/2011             322,627
         200,000             First Union Institutional, Bond, 8.04%, 12/1/2026           211,525
         160,000             HSBC Finance Corp., 4.75%, 4/15/2010                        157,015
         400,000             HSBC Finance Corp., 5%, 6/30/2015                           386,642
         100,000             HSBC Finance Capital Tru, Note, 5.911%, 11/30/2035          100,746
          60,000             HSBC USA, Inc., Sub. Note, 6.625%, 3/1/2009                  62,373
         100,000             Household Finance Corp., 6.4%, 6/17/2008                    102,634
          75,000             Household Finance Corp., Unsecd. Note, 4.75%,
                             7/15/2013                                                    72,061
         100,000             J.P. Morgan Chase & Co., Note, 5.35%, 3/1/2007              100,422
         250,000             J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                             9/15/2014                                                   246,985
         250,000             Marshall & Ilsley Bank, , Sr. Note, 4.4%, 3/15/2010         243,878
         200,000             PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010             199,583
         110,000             PNC Funding Corp., Sub. Note, 7.5%, 11/1/2009               118,107
         477,778       (2)   Regional Diversified Funding, 9.25%, 3/15/2030              560,062
         100,000       (2)   Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/1/2010            97,222
         100,000             US BANK N.A., 6.3%, 2/4/2014                                106,899
         210,000             Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015             205,127
         100,000             Zions Bancorp, Sub. Note, 5.5%, 11/16/2015                  100,124
                                 TOTAL                                                  4,666,866
                             Financial Institution - Brokerage--0.7%
         190,000             Amvescap PLC, Note, 4.5%, 12/15/2009                        185,002
         100,000             Amvescap PLC, Sr. Note, 5.9%, 1/15/2007                     100,181
         250,000             Bear Stearns and Co., Inc., Unsecd. Note, 3.25%,
                             3/25/2009                                                   236,692
         500,000       (2)   FMR Corp., 4.75%, 3/1/2013                                  486,374
         250,000             Goldman Sachs Group, Inc., 6.125%, 2/15/2033                264,464
          80,000             Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008           78,705
         250,000             Lehman Brothers Holdings, 7.875%, 8/15/2010                 275,496
          60,000             Lehman Brothers Holdings, Note, 4.8%, 3/13/2014              58,322
         100,000             Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008         103,019
          75,000             Morgan Stanley, Note, 3.875%, 1/15/2009                      72,487
         250,000             Morgan Stanley Group, In, 5.3%, 3/1/2013                    250,282
          30,000             Nuveen Investments, 5%, 9/15/2010                            29,381
          30,000             Nuveen Investments, 5.5%, 9/15/2015                          29,345
                                 TOTAL                                                  2,169,750
                             Financial Institution - Finance Noncaptive--0.4%
         200,000       (2)   American International G, 4.7%, 10/1/2010                   195,164
         345,000             Berkshire Hathaway, Inc., Company Guarantee,
                             4.85%, 1/15/2015                                            335,941
         250,000             Capital One Financial, Note, 7.125%, 8/1/2008               260,014
          75,000             General Electric Capital, Note, 6.125%, 2/22/2011            78,088
          30,000             General Electric Capital Corp., Note, Series MTN,
                             6.75%, 3/15/2032                                             35,325
          30,000             Heller Financial, Inc., Note, 7.375%, 11/1/2009              32,216
          80,000             International Lease Fina, 4.875%, 9/1/2010                   78,496
          90,000             Residential Capital Corp., 6%, 2/22/2011                     89,520
         220,000             SLM Corp., Floating Rate Note, 12/15/2014                   218,051
                                 TOTAL                                                  1,322,815
                             Financial Institution - Insurance - Life--1.2%
         400,000             AXA-UAP, Sub. Note, 8.6%, 12/15/2030                        536,688
        1,250,000            Delphi Funding, 9.31%, 3/25/2027                           1,316,703
         750,000       (2)   Life Re Capital Trust I, Company Guarantee, 8.72%,
                             6/15/2027                                                   810,424
         300,000       (2)   Pacific LifeCorp., Bond, 6.6%, 9/15/2033                    334,478
         750,000       (2)   Union Central Life Insurance Co, Note, 8.2%,
                             11/1/2026                                                   852,629
                                 TOTAL                                                  3,850,922
                             Financial Institution - Insurance - P&C--0.2%
         390,000       (2)   Liberty Mutual Group, Inc., Unsecd. Note, 5.75%,
                             3/15/2014                                                   385,792
         250,000       (2)   MBIA Global Funding LLC, 2.875%, 11/30/2006                 245,540
         100,000       (2)   Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033              98,235
          10,000             The St. Paul Travelers C, Sr. Unsecd. Note, 5.5%,
                             12/1/2015                                                    10,047
                                 TOTAL                                                   739,614
                             Financial Institution - REITs--0.1%
          45,000             Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009               47,207
         250,000             Simon Property Group, Inc, 6.35%, 8/28/2012                 261,509
          60,000             Simon Property Group, Inc, Note, 7.75%, 1/20/2011            65,668
                                 TOTAL                                                   374,384
                             Foreign-Local-Govt--0.0%
          50,000             Quebec, Province of, Note, Series MTNA, 7.035%,
                             3/10/2026                                                    62,076
                             Municipal Services--0.0%
         140,000       (2)   Army Hawaii Family Housi, 5.524%, 6/15/2050                 143,060
                                 Sovereign--0.1%
         175,000             United Mexican States, 6.625%, 3/3/2015                     190,050
          30,000             United Mexican States, Series MTNA, 6.75%,
                             9/27/2034                                                    33,710
                                 TOTAL                                                   223,760
                             State/Provincial--0.1%
         220,000             New South Wales, State of, Local Gov't. Guarantee,
                             6.5%, 5/1/2006                                              163,485
                                Technology--0.1%
         110,000             Cisco Systems, Inc., Note, 5.25%, 2/22/2011                 110,314
         200,000             Deluxe Corp., 5.125%, 10/1/2014                             159,198
                                 TOTAL                                                   269,512
                             Technology Services--0.0%
         150,000       (2)   Oracle Corp., Sr. Unsecd. Note, 5%, 1/15/2011               147,810
                             Transportation - Airlines--0.1%
         255,000             Southwest Airlines Co., Deb., 7.375%, 3/1/2027              287,248
                             Transportation - Railroads--0.2%
         140,000             Burlington Northern, Inc., Mtg. Bond, 9.25%,
                             10/1/2006                                                   143,271
         100,000             Burlington Northern Sant, 4.875%, 1/15/2015                  97,461
         200,000             Canadian Pacific RR, 6.25%, 10/15/2011                      210,170
          60,000             Norfolk Southern Corp., Note, 6.75%, 2/15/2011               64,026
         100,000             Union Pacific Corp., 4.875%, 1/15/2015                       97,067
          45,000             Union Pacific Corp., Bond, 6.625%, 2/1/2029                  50,759
                                 TOTAL                                                   662,754
                             Transportation - Services--0.1%
         200,000             FedEx Corp., Note, 2.65%, 4/1/2007                          194,927
                             Utility - Electric--0.5%
         105,000             American Electric Power C, Note, 6.125%, 5/15/2006          105,232
         250,000             Consolidated Natural Gas, 5%, 12/1/2014                     241,021
         260,000             Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013              270,031
         400,000             Exelon Generation Co. LLC, 6.95%, 6/15/2011                 426,588
         300,000             FirstEnergy Corp., 5.5%, 11/15/2006                         300,608
         120,000             MidAmerican Energy Co., 4.65%, 10/1/2014                    113,947
         100,000             Scottish Power PLC, 4.91%, 3/15/2010                         98,677
                                 TOTAL                                                  1,556,104
                             Utility - Natural Gas Distributor--0.1%
         210,000             Atmos Energy Corp., 4%, 10/15/2009                          200,395
                             Utility - Natural Gas Pipelines--0.1%
         100,000             Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%,
                             3/15/2035                                                    96,228
          60,000             Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011           63,494
                                 TOTAL                                                   159,722
                                 TOTAL CORPORATE BONDS (IDENTIFIED COST
                                 $30,726,001)                                           30,837,032

                              CORPORATE NOTES--0.0%
         125,000             Telecom Italia Capital, Note, 4.875%, 10/1/2010
                             (IDENTIFIED COST $124,960)                                  121,720

                             GOVERNMENT AGENCIES--1.6%
        1,000,000            Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008        1,017,650
         415,000             Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032         494,974
        3,000,000            Federal National Mortgage Association, 4.250%,
                             5/15/2009                                                  2,943,032
         500,000             Federal National Mortgage Association, 4.375%,
                             10/15/2006                                                  498,090
         100,000             Federal National Mortgage Association, 4.500%,
                             6/1/2010                                                     97,810
          40,000             Federal National Mortgage Association, 7.125%,
                             1/15/2030                                                    52,035
                                 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                                 $5,146,103)                                            5,103,591

                             GOVERNMENTS/AGENCIES--0.4%
         175,000             Canada, Goverment of, 5.25%, 6/1/2012                       163,626
        85,000,000           Italy, Series INTL, .65%, 3/20/2009                         732,846
         132,000             United Kingdom, Government of, Treasury Bill, 5%,
                             3/07/2012                                                   240,664
                                 TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                                 $1,176,183)                                            1,137,136

                             MORTGAGE BACKED SECURITIES--0.7%
          71,752             Federal Home Loan Mortgage Corp. Pool A19963,
                             5.500%, 3/1/2034                                             71,176
          18,102             Federal Home Loan Mortgage Corp. Pool C00592,
                             7.000%, 3/1/2028                                             18,766
          15,387             Federal Home Loan Mortgage Corp. Pool C00896,
                             7.500%, 12/1/2029                                            16,154
          33,804             Federal Home Loan Mortgage Corp. Pool C17281,
                             6.500%, 11/1/2028                                            34,821
          32,551             Federal Home Loan Mortgage Corp. Pool C19588,
                             6.500%, 12/1/2028                                            33,530
          11,230             Federal Home Loan Mortgage Corp. Pool C25621,
                             6.500%, 5/1/2029                                             11,561
          48,068             Federal Home Loan Mortgage Corp. Pool C76361,
                             6.000%, 2/1/2033                                             48,608
         140,466             Federal Home Loan Mortgage Corp. Pool E01545,
                             5.000%, 15 Year, 1/1/2019                                   138,794
          43,206             Federal Home Loan Mortgage Corp. Pool E20252,
                             7.000%, 15 Year, 7/1/2011                                    44,241
          4,000              Federal Home Loan Mortgage Corp. Pool E77591,
                             6.500%, 7/1/2014                                             4,092
          35,918             Federal Home Loan Mortgage Corp. Pool E99510,
                             5.500%, 9/1/2018                                             36,097
          42,585             Federal Home Loan Mortgage Corp. Pool G01444,
                             6.500%, 8/1/2032                                             43,693
         232,872             Federal Home Loan Mortgage Corp. Pool G08010,
                             5.500%, 9/1/2034                                            230,930
          71,928             Federal Home Loan Mortgage Corp. Pool M90876,
                             4.000%, 11/1/2008                                            69,912
          30,721             Federal National Mortgage Association Pool 251697,
                             6.500%, 30 Year, 5/1/2028                                    31,667
          68,446             Federal National Mortgage Association Pool 252334,
                             6.500%, 30 Year, 2/1/2029                                    69,226
         156,564             Federal National Mortgage Association Pool 254720,
                             4.500%, 5/1/2018                                            152,437
         148,609             Federal National Mortgage Association Pool 254802,
                             4.500%, 7/1/2018                                            144,691
          65,515             Federal National Mortgage Association Pool 254905,
                             6.000%, 10/1/2033                                            66,185
         132,703             Federal National Mortgage Association Pool 255075,
                             5.500%, 2/1/2024                                            132,206
         165,426             Federal National Mortgage Association Pool 255079,
                             5.000%, 2/1/2019                                            163,458
          7,438              Federal National Mortgage Association Pool 303168,
                             9.500%, 30 Year, 2/1/2025                                    8,230
          4,039              Federal National Mortgage Association Pool 323159,
                             7.500%, 4/1/2028                                             4,245
          31,948             Federal National Mortgage Association Pool 323640,
                             7.500%, 4/1/2029                                             33,621
          2,131              Federal National Mortgage Association Pool 323970,
                             7.000%, 15 Year, 10/1/2014                                   2,185
          65,718             Federal National Mortgage Association Pool 428865,
                             7.000%, 6/1/2028                                             68,213
          7,317              Federal National Mortgage Association Pool 443215,
                             6.000%, 10/1/2028                                            7,412
          5,093              Federal National Mortgage Association Pool 511365,
                             7.000%, 8/1/2029                                             5,283
           673               Federal National Mortgage Association Pool 514184,
                             7.500%, 9/1/2029                                              706
         139,851             Federal National Mortgage Association Pool 545993,
                             6.000%, 11/1/2032                                           141,389
          54,232             Federal National Mortgage Association Pool 555272,
                             6.000%, 3/1/2033                                             54,829
         106,347             Federal National Mortgage Association Pool 713974,
                             5.500%, 7/1/2033                                            105,527
         145,605             Federal National Mortgage Association Pool 721502,
                             5.000%, 7/1/2033                                            141,698
          2,932              Government National Mortgage Association Pool
                             352214, 7.000%, 4/15/2023                                    3,087
          14,318             Government National Mortgage Association Pool
                             451522, 7.500%, 30 Year, 10/15/2027                          15,184
          30,422             Government National Mortgage Association Pool
                             462556, 6.500%, 2/15/2028                                    31,844
          1,615              Government National Mortgage Association Pool
                             462739, 7.500%, 5/15/2028                                    1,713
          2,244              Government National Mortgage Association Pool
                             464835, 6.500%, 9/15/2028                                    2,348
          19,531             Government National Mortgage Association Pool
                             469699, 7.000%, 11/15/2028                                   20,514
          26,346             Government National Mortgage Association Pool
                             486760, 6.500%, 12/15/2028                                   27,570
          4,750              Government National Mortgage Association Pool
                             780339, 8.000%, 30 Year, 12/15/2023                          5,034
          33,492             Government National Mortgage Association Pool
                             780453, 7.500%, 30 Year, 12/15/2025                          35,561
          28,952             Government National Mortgage Association Pool
                             780584, 7.000%, 30 Year, 6/15/2027                           30,481
                                 TOTAL MORTGAGE BACKED
                                   SECURITIES
                                 (IDENTIFIED COST $2,332,070)                           2,308,919

                               U.S. TREASURY--8.5%
        3,607,835            U.S. Treasury Inflation Protected Note, Series
                             A-2015, 1.625%, 1/15/2015                                  3,502,711
        4,600,000      (3)   United States Treasury Bill, 3/2/2006                      4,599,452
        11,300,000     (3)   United States Treasury Bill, 4/20/2006                     11,230,428
         900,000             United States Treasury Bond, 6.250%, 8/15/2023             1,063,721
         200,000             United States Treasury Note, 3.875%, 7/15/2010              194,113
        5,900,000            United States Treasury Note, 3.875%, 2/15/2013             5,642,074
         500,000             United States Treasury Note, 4.000%, 2/15/2014              479,397
          35,000             United States Treasury Note, 4.375%, 8/15/2012               34,535
         300,000             United States Treasury Note, 4.750%, 5/15/2014              302,641
          40,000             United States Treasury Note, 5.000%, 2/15/2011               40,700
          25,000             United States Treasury Note, 5.000%, 8/15/2011               25,472
         165,000             United States Treasury, 11/15/2015                          105,884
         170,000             United States Treasury, 11/15/2018                           94,084
         190,000             United States Treasury, 5/15/2020                            97,731
         225,000             United States Treasury, 8/15/2025                            91,301
                                 TOTAL U.S. TREASURY (IDENTIFIED COST
                                 $27,509,519)                                           27,504,244

                             MUTUAL FUNDS--18.4%(4)
          89,631             Emerging Markets Fixed Income Core Fund                    1,747,974
        2,510,448            Federated International Capital Appreciation Fund,
                             Class A                                                    28,393,170
        2,394,204            Federated Mortgage Core Portfolio                          23,702,621
         842,397             High Yield Bond Portfolio                                  5,694,602
                                 TOTAL MUTUAL FUNDS (IDENTIFIED COST
                                 $54,051,739)                                           59,538,367

                             REPURCHASE AGREEMENT--9.2%
  $     29,765,000           Interest in $3,700,000,000 joint repurchase
                             agreement 4.580%, dated 2/28/2006, under which
                             Bank of America N.A., will repurchase U.S.
                             Government Agency securities with various
                             maturities to 4/1/2035 for $3,700,470,722 on
                             3/1/2006. The market value of the underlying
                             securities at the end of the period was
                             3,774,000,000. (AT AMORTIZED COST) 29,765,000 TOTAL
                                 INVESTMENTS -
                                     101.5%
                                  (IDENTIFIED COST $296,680,302)(5)                    328,691,390
                                 OTHER ASSETS AND LIABILITIES - NET - (1.5)%           (4,851,282)
                                 TOTAL NET ASSETS - 100%                         $     323,840,108





===========================================================================================

     1 Non-income producing security.
     2 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Director's, unless registered under the Act or exempted from registration may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $5,885,374 which represents 1.8% of total net assets.
     3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
     4 Affiliated companies.
     5 The cost of investments for federal tax purposes amounts to $296,966,302.
       The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and any unrealized appreciation/depreciation from futures contracts was $31,725,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,504,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,779,429.

       At February 28, 2006, the Fund had the following outstanding futures contracts:
                           Number   Notional                        Unrealized
       Contracts           of       Value          Expiration     Appreciation
                           Contracts               Date
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       (1)S&P 500 Index    48       $15,388,800    March 2006         $189,806
       Futures
       ------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange
(NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.



The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
INS         --Insured
MTN         --Medium Term Note
REITs       --Real Estate Investment Trusts
REMIC       --Real Estate Mortgage Investment Conduit




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        April 24, 2006